Turnover (Tables)	12 Months Ended
Jun. 30, 2019
Turnover
Schedule of revenue by major product line

	2019	2018*	2017*
for the year ended 30 June	Rm	Rm	Rm

Revenue by major product line
Base Chemicals	48 113	43 262	41 573
Polymers	25 864	22 332	22 206
Solvents	13 178	12 948	11 619
Fertilisers and explosives	4 718	4 145	4 021
Other base chemicals**	4 353	3 837	3 727
Performance Chemicals	67 228	63 916	61 322
Organics	51 405	49 005	47 122
Waxes	8 474	8 456	8 197
Advanced materials	7 349	6 455	6 003
Upstream, Energy and Other
Coal	3 222	3 446	2 946
Liquid fuels and crude oil***	75 819	62 555	57 640
Gas (methane rich and natural gas) and condensate***	5 986	5 411	5 625
Other (Technology, refinery services)****	2 308	1 933	2 418

Revenue from contracts with customers	202 676	180 523	171 524
Revenue from other contracts (franchise rentals, use of fuel tanks and fuel storage)	900	938	883

	203 576	181 461	172 407

*

Sale of goods (2018 – R178 463 million; 2017 – R169 115 million), services rendered (2018 – R1 612 million; 2017 – R1 549 million) and other trading income (2018 – R1 386 million; 2017 – R1 743 million).

**	Phenolics, Ammonia and Speciality Gases.

***	Relate to the Exploration and Production International and Energy segments.

****	Other includes revenue in relation to different insignificant performance obligations mainly for the Energy and Performance Chemicals segments.